Sycuan Funds

Sycuan US Value Fund

You should consider the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other important information regarding the Fund. You may obtain a prospectus by calling 1.888.899.8344.




SYCUAN BAND
OF THE KUMEYAAY NATION







Our Mission

To protect Sycuan's sovereignty and preserve the well-being of our people through self-sufficiency and responsible governance, while having a positive impact on our community.



SYCUAN TRIBAL

STDC

Development Corporation



THE HISTORIC U.S. GRANT HOTEL REOPENED IN 2006 AS A STARWOOD LUXURY COLLECTION HOTEL



SYCUAN RESORT & CASINO



THE HOTEL SOLAMAR IS LOCATED NEAR PETCO PARK IN DOWNTOWN SAN DIEGO

Sycuan U.S. Value Fund

TRIBAL-OWNED
REGISTERED INVESTMENT ADVISOR

TRIBAL HEALTH PARTNERS T.P.A., L.L.C.

PROVIDES UNIQUE HEALTH CARE SOLUTIONS FOR TRIBAL ENTITIES


SYCUAN

THE FIRST TRIBAL-OWNED BOXING PROMOTION COMPANY



MARINA GATEWAY PLAZA HOTEL IN NATIONAL CITY, CALIFORNIA

3007 DEHESA ROAD • EL CAJON, CA 92019
619.444.4043 • SYCUAN.COM

Sycuan Capital Management Inc.

- First 100% tribally-owned Investment Adviser, registered with the Securities and Exchange Commission (SEC).
- Owned 100% by the Sycuan Band of the Kumeyaay Nation, through Sycuan Tribal Development Corp.
- Native American owned firm dedicated to professional money management and the self-reliance of the Native American people.

What Is A Mutual Fund ?

- Collection of stocks and/or bonds
- Proportional interest value as underlying securities of the Fund
- Professionally Managed



Characteristics of a Mutual Fund



- Diversification
- Professional Management
- Highly liquid

Sycuan Funds

What is the U.S. Value Fund?

The Fund normally invests its assets in common stocks of US companies that the Fund's sub-adviser believes have more potential than the market has recognized and therefore views the stocks as underpriced or undervalued.



Sycuan
Funds

Sycuan US Value Fund
Top 10 Holdings*

Company	%	Sector
Ingersoll-Rand	5.28	Industrials
Illinois Tool Works Inc	4.82	Industrials
Cisco Systems Inc	4.82	Information Technology
Johnson & Johnson	4.78	Healthcare
Minnesota Mining & Mfg. Co.	4.54	Industrials
Dell, Inc	4.46	Information Technology
American Int'l Group, Inc	4.37	Financials
Intel Corp.	4.18	Information Technology
Bank of America Corp.	4.06	Financials
Pfizer, Inc	3.95	Healthcare
Top 10 as % of Portfolio	45.26	

* As of 09/30/07. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

Sycuan
Funds

A.Q. Johnson & Co., Inc.

Sycuan Capital has engaged A.Q. Johnson & Co., Inc., to act as the investment sub-adviser of the Fund. Although Sycuan Capital has delegated its portfolio management duties to A.Q. Johnson, Sycuan Capital remains primarily responsible for these services and monitors the sub-adviser's performance. A.Q. Johnson & Co., Inc. was organized in 2002 and has served as investment adviser to individuals, trusts, retirement plans, corporations and mutual funds since that time.



The Fund's investment portfolio is managed on a day-to-day basis by **Arthur Q. Johnson**. Mr. Johnson is a Chartered Financial Analyst (CFA) and is a member of the Association for Investment Management & Research and the San Diego Society of Financial Analysts. He was a principal at Brandes Investment Partners, L.P. from 1986 to 2000. Since 2002, Mr. Johnson has been the President and lead manager of A.Q. Johnson & Co.

Sycuan US Value Fund

- 401k Platform
- Allocation to Permanent Fund, Minor's Trust, Elder's Trust, Tribal Investment Portfolio, etc.
- Introduction to equity investment experience



Sycuan Funds

For More Information

Sycuan US Value Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147
1-888-899-8344
www.sycuanfunds.com

Sycuan Capital Management
Varene@sycuanfunds.com

A.Q. Johnson & Co., Inc.
(858) 454-4837
art@aqjohnson.com

Sycuan Funds

- Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-888-899-8344. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on this website or by calling the transfer agent at 1-888-899-8344. The prospectus should be read carefully before investing.